Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Assets
Other investments, at fair value	$ 607.5	$ 485.7
Total investments	3,437.7	3,237.4
Cash and cash equivalents	895.4	873.0
Restricted cash and cash equivalents	166.5	374.6
Accrued investment income	23.5	28.3
Premiums and other receivables (net of allowance for credit losses of $14.6, 2025: $15.8)	4,019.3	3,322.2
Deferred reinsurance premiums	1,761.0	1,441.5
Reinsurance balances recoverable on paid losses (net of allowance for credit losses of $0.3, 2025: $0.3)	419.9	438.7
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowance for credit losses of $0.9, 2025: $0.9)	1,243.8	1,195.6
Deferred policy acquisition costs (includes The Fidelis Partnership deferred commissions of $273.3, 2025: $243.4)	1,372.1	1,085.0
Other assets	164.8	272.7
Total assets	13,711.1	12,443.8
Liabilities
Reserves for losses and loss adjustment expenses	2,748.0	2,607.1
Unearned premiums	5,315.0	4,384.8
Reinsurance balances payable	1,910.8	1,659.6
Long term debt	843.5	843.2
Other liabilities	88.8	91.8
Total liabilities	11,457.2	10,044.2
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 85,496,757, 2025: 96,651,534)	0.9	1.0
Additional paid-in capital	1,466.6	1,685.6
Accumulated other comprehensive income	15.6	37.1
Retained earnings	770.8	675.9
Total shareholders' equity	2,253.9	2,399.6
Total liabilities and shareholders' equity	13,711.1	12,443.8
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowance for credit losses of $nil, 2025: $nil)	207.1	174.8
Liabilities
Amounts due to The Fidelis Partnership	551.1	457.7
Fixed Maturities
Assets
Debt securities available-for-sale excluding accrued interest	2,663.3	2,640.4
Short-term investments
Assets
Debt securities available-for-sale excluding accrued interest	$ 166.9	$ 111.3